Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets
Changes in goodwill by reportable segment for fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2020
Goodwill	¥66,865	¥16,359	¥89,455	¥4,116	¥5,124	¥10,971
Accumulated impairment losses	(837)	0	0	(39)	0	0
	66,028	16,359	89,455	4,077	5,124	10,971
Acquired	478	0	47,011	0	0	0
Impairment	(12)	0	0	0	0	0
Other (net)*	7	0	(14,002)	(3,933)	(109)	0

Balance at March 31, 2021
Goodwill	67,350	16,359	122,464	183	5,015	10,971
Accumulated impairment losses	(849)	0	0	(39)	0	0
	66,501	16,359	122,464	144	5,015	10,971
Acquired	0	0	0	49,115	0	0
Impairment	0	(191)	0	0	(371)	0
Other (net)*	(54,925)	0	(22,526)	357	0	0

Balance at March 31, 2022
Goodwill	12,425	16,359	99,938	49,655	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	11,576	16,168	99,938	49,616	4,644	10,971
Acquired	3,529	0	119,767	4,028	0	0
Impairment	0	0	0	0	0	0
Other (net)*	0	0	(12,954)	4,524	0	0

Balance at March 31, 2023
Goodwill	15,954	16,359	206,751	58,207	5,015	10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0

	¥15,105	¥16,168	¥206,751	¥58,168	¥4,644	¥10,971

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2020
Goodwill	¥587	¥129,246	¥117,953	¥7,390	¥0	¥448,066
Accumulated impairment losses	(587)	0	0	(2,785)	0	(4,248)
	0	129,246	117,953	4,605	0	443,818
Acquired	0	0	11,697	0	0	59,186
Impairment	0	(1,494)	0	0	0	(1,506)
Other (net)*	0	566	10,847	402	0	(6,222)

Balance at March 31, 2021
Goodwill	587	129,812	140,497	7,792	0	501,030
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(5,754)
	0	128,318	140,497	5,007	0	495,276
Acquired	0	0	0	0	278	49,393
Impairment	0	0	0	0	0	(562)
Other (net)*	0	12,682	8,773	388	0	(55,251)

Balance at March 31, 2022
Goodwill	587	142,494	149,270	8,180	278	495,172
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	141,000	149,270	5,395	278	488,856
Acquired	0	0	0	0	0	127,324
Impairment	0	0	0	0	0	0
Other (net)*	0	10,582	9,318	33	0	11,503

Balance at March 31, 2023
Goodwill	587	153,076	158,588	8,213	278	633,999
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)

	¥0	¥151,582	¥158,588	¥5,428	¥278	¥627,683

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.
As a result of the impairment test, the Company and its subsidiaries recognized impairment losses on goodwill of ¥12 million in Corporate Financial Services and Maintenance Leasing segment, and ¥1,494 million in ORIX USA segment during fiscal 2021. The Company and its subsidiaries recognized impairment losses on goodwill of ¥191 million in Real Estate segment, and ¥371 million in Insurance segment during fiscal 2022. The Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2023. These impairment losses are accounted in other (income) and expense. The fair values of these reporting units were measured using mainly discounted cash flow methodologies and business enterprise value multiples methodologies.

Other intangible assets at March 31, 2022 and 2023 consist of the following:

	Millions of yen
	2022	2023
Indefinite-lived intangible assets:
Trade names	¥44,975	¥115,049
Asset management contracts	48,533	51,558
Others	12,126	12,375

	105,634	178,982

Intangible assets subject to amortization:
Software	130,118	141,747
Customer relationships	143,963	161,936
Asset management contracts	98,014	104,481
Others	123,397	154,413

	495,492	562,577
Accumulated amortization	(197,505)	(223,417)

Net	297,987	339,160

	¥403,621	¥518,142

The aggregate amortization expenses for intangible assets are ¥28,748 million, ¥32,235 million and ¥34,212 million in fiscal 2021, 2022 and 2023, respectively.
The estimated amortization expenses for each of five succeeding fiscal years are ¥39,737 million in fiscal 2024, ¥35,454 million in fiscal 2025, ¥31,148 million in fiscal 2026, ¥28,437 million in fiscal 2027 and ¥24,291 million in fiscal 2028, respectively.
Intangible assets subject to amortization increased during fiscal 2023 are ¥78,181 million. They mainly consist of ¥25,279 million of software, ¥
14,703 million of customer relationships recognized in acquisitions and ¥15,500 million of license recognized in acquisitions for others
. The weighted average amortization periods for the software
,
customer relationships

recognized in acquisitions and license
recognized in acquisitions are 6 years
,
 14 years
 and 15 years
, respectively.
As a result of the impairment test, the Company and its subsidiaries recognized impairment losses of ¥2 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥217 million on intangible assets included in Real Estate segment, ¥4 million on intangible assets included in PE Investment and Concession segment, ¥2 million on intangible assets included in Environment and Energy segment, ¥2 million on intangible assets included in Insurance segment, ¥505 million on intangible assets included in Aircraft and Ships segment, and ¥414 million on intangible assets included in ORIX USA segment during fiscal 2021. The Company and its subsidiaries recognized impairment losses of ¥650 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥259 million on intangible assets included in Aircraft and Ships segment, and ¥21,090 million on intangible assets included in ORIX Europe segment during fiscal 2022. The Company and its subsidiaries recognized impairment losses of ¥1 million on intangible assets included in Corporate Financial Services and Maintenance Leasing segment, ¥405 million on intangible assets included in Aircraft and Ships segment, and ¥110 million on intangible assets included in ORIX USA segment during fiscal 2023. The impairment losses for fiscal 2021, 2022 and 2023 are included in other (income) and expense in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of these intangible assets were measured using mainly discounted cash flow methodologies.